INVENTORIES	12 Months Ended
Dec. 31, 2024
Schedule Of Inventories
INVENTORIES

7	INVENTORIES

	2024	2023
	USD	USD

Raw materials	80,893	549,541
Work in progress	382,982	372,190
Finished goods	5,652,593	7,307,695
Spare parts for production	310,759	309,387
Total	6,427,227	8,538,813

Note: Provision for impairment of inventories amounted to USD1,385,512 as at December 31, 2024 (2023: USD1,933,391), of which USD1,060,259 (2023: USD1,933,391) were recognised as an expense during the year ended December 31, 2024 and included in “cost of revenue” in the consolidated statement of profit or loss.